Fair Value (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Cash and cash equivalents	$ 19,160	$ 25,152
Interest-bearing deposits in other financial institutions	1,982	2,726
Securities available for sale	9,672	17,639
Loans held for sale	3,285	623
Loans, net	207,445	156,256
Accrued interest receivable	50	105
Yield maintenance provisions (embedded derivatives)	599	990
Interest rate lock commitments	16	45
Financial liabilities
Deposits	(209,199)	(175,286)
FHLB advances	(16,577)	(10,338)
Subordinated debentures	(3,004)	(2,999)
Accrued interest payable	(255)	(98)
Interest-rate swaps	(599)	(990)
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	19,160	25,152
Interest-bearing deposits in other financial institutions	1,982	2,726
Accrued interest receivable	4	10
Financial liabilities
Deposits	(89,266)	(75,340)
Fair Value, Inputs, Level 2 [Member]
Financial assets
Securities available for sale	9,672	17,639
Loans held for sale	3,285	623
Accrued interest receivable	46	95
Yield maintenance provisions (embedded derivatives)	599	990
Interest rate lock commitments	16	45
Financial liabilities
Deposits	(119,933)	(99,946)
FHLB advances	(10,051)	(10,338)
Subordinated debentures	(3,004)	(2,999)
Accrued interest payable	(255)	(98)
Interest-rate swaps	(599)	(990)
Fair Value, Inputs, Level 3 [Member]
Financial assets
Loans, net	207,445	156,256
Financial liabilities
FHLB advances	(6,526)
Carrying Value [Member]
Financial assets
Cash and cash equivalents	19,160	25,152
Interest-bearing deposits in other financial institutions	1,982	2,726
Securities available for sale	9,672	17,639
Loans held for sale	3,285	623
Loans, net	207,141	153,043
FHLB stock	1,942	1,942
Accrued interest receivable	50	105
Yield maintenance provisions (embedded derivatives)	599	990
Interest rate lock commitments	16	45
Financial liabilities
Deposits	(208,309)	(173,508)
FHLB advances	(16,526)	(10,000)
Subordinated debentures	(5,155)	(5,155)
Accrued interest payable	(255)	(98)
Interest-rate swaps	$ (599)	$ (990)